CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	¥ 984,611,409	$ 134,891,210	¥ 1,195,351,730	¥ 602,270,607
Restricted cash	677,034,809	92,753,389	749,155,845	404,689,250
Provision of credit losses for other financial assets	(241,398)	(33,071)	(86,019)	0
Total cash and cash equivalents and restricted cash	¥ 1,661,404,820	$ 227,611,528	¥ 1,944,421,556	¥ 1,006,959,857